K&L Gates LLP State Street Financial Center One Lincoln Street Boston, MA 02111 T +1 617 261 3100 F +1 617 261 3175 klgates.com

George P. Attisano

george.attisano@klgates.com

October 14, 2015

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

RE:	John Hancock Bond (the “Trust”), on behalf of: John Hancock Global Conservative Absolute Return Fund (the “Fund”) File Nos. 002-66906; 811-03006

Ladies and Gentlemen:

On behalf of the Trust, transmitted for filing, pursuant to Rule 497 under the Securities Act of 1933, are exhibits containing interactive data format risk/return summary information for the Fund.

The interactive data files included as exhibits to this filing relate to the prospectuses filed with the Securities and Exchange Commission  effective October 1, 2015 on behalf of the Fund pursuant to Rule 497(c) (Accession No. 0001133228-15-005120), which is incorporated by reference into this Rule 497 Document.

If you have any questions or comments, please call me at (617) 261-3240.

Sincerely,

/s/ George P. Attisano
George P. Attisano

cc: Ariel Ayanna, Esq., Assistant Secretary of the Trust

Exhibit Index

EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase Document
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase Document
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase Document
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase Document